As filed with the Securities and Exchange Commission on May 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Al Frank Fund
Schedule of Investments at March 31, 2006 (Unaudited)

Shares	COMMON STOCKS: 94.56%	Value

	Advanced Industrial Equipment: 0.99%
7,000	Eaton Corp.	$510,790
45,000	The Lamson & Sessions Co.*	1,252,350
76,200	O.I. Corp.*	1,081,278
65,000	Technology Research Corp.	472,550
		3,316,968

	Advanced Medical Devices: 0.61%
7,176	Advanced Medical Optics, Inc.*	334,689
15,000	Biomet, Inc.	532,800
273,300	Cathay Merchant Group, Inc.*	112,053
15,074	Utah Medical Products, Inc.	482,368
75,000	Vascular Solutions, Inc.*	594,000
		2,055,910

	Aerospace & Defense: 3.85%
24,100	AAR Corp.*	686,368
50,000	The Allied Defense Group, Inc.*	1,097,500
40,000	BE Aerospace, Inc.*	1,004,800
15,500	The Boeing Co.	1,207,915
40,000	Ducommun, Inc.*	888,000
50,000	Kaman Corp. - Class A	1,258,000
129,900	LMI Aerospace, Inc.*	2,356,386
22,000	Lockheed Martin Corp.	1,652,860
143,750	Orbit International Corp.*	1,387,188
12,300	Pemco Aviation Group, Inc.*	215,004
15,000	Raytheon Co.	687,600
110,700	SIFCO Industries, Inc.*	520,290
		12,961,911

	Airlines: 1.54%
22,000	Air France ADR*	520,520
80,000	Airtran Holdings, Inc.*	1,448,800
17,000	Alaska Air Group, Inc.*	602,650
55,000	JetBlue Airways Corp.*	589,600
75,000	Mesa Air Group, Inc.*	858,000
175,000	Midwest Air Group, Inc.*	1,155,000
		5,174,570

	Aluminum: 0.48%
33,000	Alcoa, Inc.	1,008,480
15,000	BHP Billiton Limited ADR	597,750
		1,606,230

	Automobile Manufacturers: 0.67%
20,000	DaimlerChrysler AG#	1,148,200
80,000	Ford Motor Co.	636,800
22,000	General Motors Corp.	467,940
		2,252,940

	Automobile Parts & Equipment: 0.84%
35,000	ArvinMeritor, Inc.	521,850
23,000	Cooper Tire & Rubber Co.	329,820
200,000	Dura Automotive Systems, Inc.*	480,000
35,000	Lear Corp.	620,550
60,000	The Goodyear Tire & Rubber Co.*	868,800
		2,821,020

	Banks: 1.45%
31,019	Bank of America Corp.	1,412,605
20,000	BankAtlantic Bancorp, Inc. - Class A	287,800
102,480	BFC Financial Corp. - Class A*	671,244
65,000	Capstead Mortgage Corp.	458,250
18,000	Citigroup, Inc.	850,140
13,200	JPMorgan Chase & Co.	549,648
12,500	National City Corp.	436,250
10,000	Sovereign Bancorp, Inc.	219,100
		4,885,037

	Brokerages: 0.74%
10,000	Lehman Brothers Holdings, Inc.	1,445,300
7,500	The Bear Stearns Companies, Inc.	1,040,250
		2,485,550

	Building Materials: 2.15%
20,000	Ameron International Corp.	1,464,600
16,000	Building Materials Holding Corp.	570,240
100,000	Huttig Building Products, Inc.*	931,000
17,000	International Aluminum Corp.	698,530
60,000	JLG Industries, Inc.	1,847,400
30,000	Ready Mix, Inc.*	456,000
440,000	Smith-Midland Corp.*^	1,254,000
		7,221,770

	Business Services: 2.99%
40,000	Ambassadors International, Inc.	726,400
260,000	Analysts International Corp.*	725,400
140,000	Computer Horizons Corp.*	700,000
110,000	Edgewater Technology, Inc.*	719,400
151,100	HealthStream, Inc.*	562,092
90,000	Insweb Corp.*	238,500
30,000	MasTec, Inc.*	425,100
125,000	Onvia.com, Inc.*	750,000
102,000	Optimal Group, Inc. - Class A*#	1,482,060
49,630	Quotesmith.com, Inc.*	143,927
14,500	Technology Solutions Co.*	133,255
220,000	Traffix, Inc.	1,267,200
89,999	ValueClick, Inc.*	1,522,783
95,000	Vicon Industries, Inc.*	304,000
200,000	Zomax, Inc.*	368,000
		10,068,117

	Casinos & Casino Equipment: 0.31%
30,000	Bally Technologies, Inc.*	509,700
15,000	International Game Technology	528,300
		1,038,000

	Chemicals, Commodity: 0.93%
15,000	E.I. Du Pont de Nemours and Co.	633,150
30,000	Lyondell Chemical Co.	597,000
60,000	Olin Corp.	1,288,200
15,000	The Dow Chemical Co.	609,000
		3,127,350

	Chemicals, Specialty: 0.73%
9,000	Eastman Chemical Co.	460,620
15,000	Innospec, Inc.	384,450
20,000	OM Group, Inc.*	460,000
25,000	The Mosaic Co.*	358,750
125,000	Wellman, Inc.	795,000
		2,458,820

	Clothing/Fabrics: 1.65%
50,000	Delta Apparel, Inc.	886,500
120,000	Hartmarx Corp.*	1,069,200
10,000	Kellwood Co.	313,900
10,000	Oxford Industries, Inc.	511,300
122,500	Quaker Fabric Corp.*	165,375
80,000	Quiksilver, Inc.*	1,108,800
35,000	Russell Corp.	483,000
305,000	Unifi, Inc.*	1,018,700
		5,556,775

	Communications Technology: 4.66%
150,000	3Com Corp.*	768,000
45,000	Andrew Corp.*	552,600
350,000	APA Enterprises, Inc.*	682,500
115,000	AsiaInfo Holdings, Inc.*	575,000
100,000	Avanex Corp.*	326,000
57,500	Avaya, Inc.*	649,750
130,000	Avici Systems, Inc.*	578,500
241,000	Blonder Tongue Laboratories, Inc.*	482,000
65,000	Communications Systems, Inc.	685,750
30,000	Comverse Technology, Inc.*	705,900
230,000	deltathree, Inc. - Class A*	667,000
66,600	Digi International, Inc.*	777,222
435,000	Forgent Networks, Inc.*	743,850
90,000	McDATA Corp. - Class A*	415,800
25,000	Motorola, Inc.	572,750
135,000	Network Equipment Technologies, Inc.*	535,950
75,000	Novell, Inc.*	576,000
28,000	Polycom, Inc.*	607,040
100,000	Stratos International, Inc.*	809,000
27,609	Symmetricom, Inc.*	236,057
125,000	Tellabs, Inc.*	1,987,500
355,000	TII Network Technologies, Inc.*	820,050
80,000	TriQuint Semiconductor, Inc.*	393,600
180,000	Wireless Telecom Group, Inc.	531,000
		15,678,819

	Computers/Hardware: 1.70%
49,050	AU Optronics Corp. ADR	731,335
20,000	Apple Computer, Inc.*	1,254,400
150,000	Gateway, Inc.*	328,500
40,000	GTSI Corp.*	257,600
30,000	Hewlett Packard Co.	987,000
6,000	International Business Machines Corp.	494,820
20,000	SanDisk Corp.*	1,150,400
100,000	Sun Microsystems, Inc.*	513,000
		5,717,055

	Consumer Services: 0.03%
4,000	SINA Corp.* #	111,600

	Containers & Packaging: 0.59%
80,000	American Biltrite, Inc.*	918,400
103,043	Rock of Ages Corp.	513,154
180,000	Rotonics Manufacturing, Inc.	549,000
		1,980,554

	Cosmetics/Personal Care: 0.06%
10,000	Helen of Troy Ltd.* #	212,000

	Data Storage/Disk Drives: 1.22%
70,000	Adaptec, Inc.*	387,100
80,000	Dot Hill Systems Corp.*	568,000
170,000	Innovex, Inc.*	882,300
50,000	Iomega Corp.*	164,000
25,000	Seagate Technology#	658,250
75,000	Western Digital Corp.*	1,457,250
		4,116,900

	Electric & Gas: 0.14%
30,000	TECO Energy, Inc.	483,600

	Electrical Components & Equipment: 1.95%
31,000	American Power Conversion Corp.	716,410
30,000	Applied Films Corp.*	582,900
50,000	AVX Corp.	885,000
60,000	C&D Technologies, Inc.	554,400
225,000	Fedders Corp.	342,000
55,000	Frequency Electronics, Inc.	770,000
60,000	Kemet Corp.*	568,200
40,000	OSI Systems, Inc.*	845,200
91,500	Vishay Intertechnology, Inc.*	1,302,960
		6,567,070

	Electronic Manufacturing Services: 0.73%
55,000	Flextronics International LTD*#	569,250
30,000	Nam Tai Electronics, Inc. #	687,300
145,000	Sanmina-SCI Corp.	594,500
150,000	Solectron Corp.*	600,000
		2,451,050

	Fiber Optic Components: 0.81%
370,000	Alliance Fiber Optic Products, Inc.*	817,700
75,000	Bookham, Inc.*	715,500
45,000	Corning, Inc.*	1,210,950
		2,744,150

	Financial Services, Diversified: 0.41%
10,000	Fannie Mae	514,000
40,000	H & R Block, Inc.	866,000
		1,380,000

	Fixed Line Communications: 0.46%
25,000	ADC Telecommunications, Inc.*	639,750
15,000	AT&T, Inc.	405,600
14,700	Verizon Communications, Inc.	500,682
		1,546,032

	Food Manufacturers: 0.68%
45,000	Archer-Daniels-Midland Co.	1,514,250
43,000	Sara Lee Corp.	768,840
		2,283,090

	Footwear: 0.65%
7,500	Deckers Outdoor Corp.*	304,050
21,000	Steven Madden, Ltd.*	745,500
5,500	Nike, Inc. - Class B	468,050
20,000	The Timberland Co. - Class A*	684,600
		2,202,200

	Forest Products: 0.13%
65,000	Pope & Talbot, Inc.	442,000

	Healthcare Providers: 2.66%
42,000	Aetna, Inc.	2,063,880
95,000	American Shared Hospital Services	641,250
20,000	HCA, Inc.	915,800
40,000	Humana, Inc.*	2,106,000
60,000	Res-Care, Inc.*	1,102,800
61,000	United American Healthcare Corp.*	184,220
34,667	UnitedHealth Group, Inc.	1,936,499
		8,950,449

	Heavy Construction: 0.14%
172,300	Williams Industries, Inc.*	473,825

	Home Construction: 6.00%
34,000	Beazer Homes USA, Inc.	2,233,800
20,000	Cavco Industries, Inc.*	971,800
22,500	Centex Corp.	1,394,775
46,666	D.R. Horton, Inc.	1,550,245
27,500	Hovanian Enterprises, Inc. - Class A*	1,208,075
25,000	KB Home	1,624,500
20,000	Lennar Corp. - Class A	1,207,600
11,000	M.D.C. Holdings, Inc.	707,410
13,000	Meritage Homes Corp.*	714,480
14,000	M/I Homes, Inc.	658,000
35,000	Orleans Homebuilders, Inc.	709,100
40,000	Pulte Homes, Inc.	1,536,800
25,000	Ryland Group, Inc.	1,735,000
40,000	Standard Pacific Corp.	1,344,800
28,000	Toll Brothers, Inc.*	969,640
32,500	WCI Communities, Inc.*	904,150
7,500	William Lyon Homes, Inc.*	717,600
		20,187,775

	Home Furnishings: 0.65%
175,000	Applica, Inc.*	570,500
32,700	Chromcraft Revington, Inc.*	440,142
6,000	Craftmade International, Inc.	110,940
33,896	The Dixie Group, Inc.*	507,084
6,000	Whirlpool Corp.	548,820
		2,177,486

	House, Durable: 0.28%
90,000	Global-Tech Appliances, Inc.*#	351,000
45,000	Lenox Group, Inc.*	589,500
		940,500

	House, Non-Durable: 0.17%
3,500	Central Garden & Pet Co.*	185,990
7,000	The Proctor & Gamble Co.	403,340
		589,330

	Industrial Diversified: 0.63%
7,000	3M Co.	529,830
15,000	General Electric Co.	521,700
35,000	McRae Industries, Inc. - Class A	393,750
44,900	P & F Industries, Inc. - Class A*	660,030
		2,105,310

	Industrial Services & Distributors: 0.68%
30,000	Avnet, Inc.*	761,400
75,000	Nu Horizons Electronics Corp.*	638,250
50,908	Spectrum Control, Inc.*	416,427
75,000	Trio-Tech International*	480,000
		2,296,077

	Insurance, Full Line: 0.24%
10,000	Hartford Financial Services Group, Inc.	805,500

	Insurance, Life: 0.45%
2,500	National Western Life Insurance Co. - Class A*	580,725
45,000	UnumProvident Corp.	921,600
		1,502,325

	Insurance, Property & Casualty: 1.65%
30,000	Direct General Corp.	510,300
15,000	Endurance Specialty Holdings Ltd.#	488,250
20,000	Merchants Group, Inc.	603,000
10,500	MGIC Investment Corp.	699,615
25,000	Montpelier Re Holdings Ltd.#	407,500
11,500	Radian Group, Inc.	692,875
25,000	RTW, Inc.*	264,250
20,000	The Allstate Corp.	1,042,200
20,000	The St. Paul Travelers Companies, Inc.	835,800
		5,543,790

	Marine Transportation/Shipping (Non-energy): 0.13%
60,000	Sea Containers Ltd. - Class A#	432,600

	Medical Supplies: 1.16%
7,500	Bausch & Lomb, Inc.	477,750
25,000	Baxter International, Inc.	970,250
25,000	Boston Scientific Corp.*	576,250
36,000	McKesson Corp.	1,876,680
		3,900,930

	Natural Gas: 0.23%
30,000	KCS Energy, Inc.*	780,000

	Oil, Equipment & Services: 2.22%
20,000	Bristow Group, Inc.*	618,000
50,000	Key Energy Services, Inc.*	762,500
11,000	Lone Star Technologies, Inc.*	609,510
40,000	Maverick Tube Corp.*	2,119,600
30,000	Oceaneering International, Inc.*	1,719,000
30,000	Tidewater Inc.	1,656,900
		7,485,510

	Oil, Exploration & Production/Drilling: 2.42%
20,000	Chesapeake Energy Corp.	628,200
35,000	GlobalSantaFe Corp.#	2,126,250
90,000	Grey Wolf, Inc.*	669,600
18,000	Nabors Industries, Ltd.* #	1,288,440
13,000	Noble Energy, Inc.	570,960
10,000	Rowan Companies, Inc.*	439,600
30,000	Transocean, Inc.*#	2,409,000
		8,132,050

	Oil, Integrated Majors: 2.55%
17,500	Anadarko Petroleum Corp.	1,767,675
7,000	BP plc ADR	482,580
11,000	Chevron Corp.	637,670
10,000	ConocoPhillips	631,500
10,000	Exxon Mobil Corp.	608,600
30,000	Marathon Oil Corp.	2,285,100
16,800	Occidental Petroleum Corp.	1,556,520
19,000	Patterson-UTI Energy, Inc.	607,240
		8,576,885

	Oil, Refiners: 3.35%
45,000	Giant Industries, Inc.*	3,129,300
40,000	Holly Corp.	2,964,800
32,000	Tesoro Petroleum Corp.	2,186,880
50,000	Valero Energy Corp.	2,989,000
		11,269,980

	Oil, Secondary: 0.54%
10,000	Apache Corp.	655,100
9,000	Devon Energy Corp.	550,530
12,000	Pogo Producing Co.	603,000
		1,808,630

	Oil, Transportation/Shipping: 1.91%
60,000	Dryships, Inc.#	634,800
20,000	Frontline LTD.#	669,800
15,000	General Maritime Corp.#	500,100
20,000	Nordic American Tanker Shipping LTD.#	577,200
90,000	OMI Corp.#	1,621,800
15,000	Overseas Shipholding Group, Inc.	718,950
5,200	Ship Finance International Ltd.#	89,232
20,000	Teekay Shipping Corp. #	741,400
22,000	Tsakos Energy Navigation LTD.#	861,960
		6,415,242

	Other Non-Ferrous: 0.68%
20,000	Inco, Ltd.#	997,800
16,000	Phelps Dodge Corp.	1,288,480
		2,286,280

	Paper Products: 0.17%
17,000	International Paper Co.	587,690

	Pharmaceuticals: 2.13%
15,000	Abbott Laboratories	637,050
25,000	Bristol-Myers Squibb Co.	615,250
11,000	Eli Lilly & Co.	608,300
8,000	Forest Laboratories, Inc.*	357,040
18,500	Johnson & Johnson	1,095,570
50,000	King Pharmaceuticals, Inc.*	862,500
20,000	Merck & Co. Inc.	704,600
8,000	Novartis AG ADR	443,520
35,000	Pfizer, Inc.	872,200
20,000	Wyeth	970,400
		7,166,430

	Pollution Control/Waste Management: 1.03%
63,000	Aleris International, Inc.*	3,028,410
22,000	American Ecology Corp.	448,360
		3,476,770

	Precious Metals: 0.32%
65,000	Stillwater Mining Co.*	1,069,900

	Railroads: 1.60%
32,000	CSX Corp.	1,913,600
40,000	Norfolk Southern Corp.	2,162,800
14,000	Union Pacific Corp.	1,306,900
		5,383,300

	Real Estate Investment: 0.51%
60,000	HRPT Properties Trust	704,400
130,000	Jameson Inns, Inc.*	318,500
15,000	New Century Financial Corp.	690,300
		1,713,200

	Recreational Products: 1.26%
15,000	Brunswick Corp.	582,900
30,000	Callaway Golf Co.	516,000
225,000	Concord Camera Corp.*	249,750
25,000	Eastman Kodak Co.	711,000
10,000	Harley-Davidson, Inc.	518,800
30,000	K2, Inc.*	376,500
30,000	The Nautilus Group, Inc.	448,500
30,000	The Walt Disney Co.	836,700
		4,240,150

	Restaurants: 0.42%
25,000	Landry's Restaurants, Inc.	883,250
15,000	McDonald's Corp.	515,400
		1,398,650

	Retailers, Apparel: 1.28%
16,667	Abercrombie & Fitch Co. - Class A	971,686
50,000	American Eagle Outfitters, Inc.	1,493,000
25,000	AnnTaylor Stores Corp.*	919,750
20,000	Burlington Coat Factory Warehouse Corp.	909,000
		4,293,436

	Retailers, Broadline: 0.69%
24,000	J. C. Penney Company, Inc.	1,449,840
10,000	Nordstrom, Inc.	391,800
9,150	Target Corp.	475,892
		2,317,532

	Retailers, Food: 0.15%
20,000	Albertson's, Inc.	513,400

	Retailers, Specialty: 1.40%
35,000	AutoNation, Inc.*	754,250
16,500	Bed Bath & Beyond, Inc.*	633,600
25,000	Claire's Stores, Inc.	907,750
35,000	Jo-Ann Stores, Inc. - Class B*	471,100
16,000	OfficeMax, Inc.	482,720
29,000	The Home Depot, Inc.	1,226,700
40,000	Trans World Entertainment Corp.*	222,800
		4,698,920

	Savings & Loans: 1.67%
20,000	Countrywide Financial Corp.	734,000
7,000	Downey Financial Corp.	471,100
16,000	FirstFed Financial Corp.*	956,960
6,000	Golden West Financial Corp.	407,400
12,000	IndyMac Bancorp, Inc.	491,160
29,524	PVF Capital Corp.	295,240
53,035	Washington Mutual, Inc.	2,260,352
		5,616,212

	Semiconductor, Capital Equipment: 3.06%
130,000	Aetrium, Inc.*	655,200
30,000	Applied Materials, Inc.	525,300
40,000	Brooks Automation, Inc.*	569,600
40,000	Cohu, Inc.	848,800
70,000	Credence Systems Corp.*	513,800
75,000	Electroglas, Inc.*	408,000
90,000	Kulicke and Soffa Industries, Inc.*	858,600
37,500	Lam Research Corp.*	1,612,500
60,000	Mattson Technology, Inc.*	720,000
25,000	Novellus Systems, Inc.*	600,000
35,000	Teradyne, Inc.*	542,850
35,976	Ultratech, Inc.*	880,692
34,500	Varian Semiconductor Equipment Associates, Inc.*	968,760
25,000	Veeco Instruments, Inc.*	583,750
		10,287,852

	Semiconductor, Graphics Chips: 0.72%
75,000	ESS Technology, Inc.*	249,000
30,000	NVIDIA Corp.*	1,717,800
163,900	Tvia, Inc.*	462,198
		2,428,998

	Semiconductor, Microprocessors: 4.33%
60,000	Advanced Micro Devices, Inc.*	1,989,600
150,000	Atmel Corp.*	708,000
75,000	Ceva, Inc.*	497,250
30,000	Cypress Semiconductor Corp.*	508,500
110,000	Dataram Corp.	654,500
61,500	Diodes, Inc.*	2,552,250
45,000	Exar Corp.	642,600
115,000	Integrated Silicon Solution, Inc.*	763,600
35,000	Intel Corp.	677,250
20,000	International Rectifier Corp.*	828,600
40,000	Micron Technology, Inc.*	588,800
40,000	National Semiconductor Corp.	1,113,600
25,000	PortalPlayer, Inc.*	555,750
70,000	Sigmatel, Inc.*	611,800
150,000	Silicon Storage Technology, Inc.*	657,000
55,000	Taiwan Semiconductor Manufacturing Company Ltd. ADR	553,300
21,000	Texas Instruments, Inc.	681,870
		14,584,270

	Semiconductor, Programmable Logic Devices: 0.93%
150,000	Applied Micro Circuits Corp.*	610,500
42,500	Genesis Microchip, Inc.*	724,200
75,000	Integrated Device Technology, Inc.*	1,114,500
70,000	Pericom Semiconductor Corp.*	690,200
		3,139,400

	Soft Drinks: 0.18%
14,500	Coca-Cola Co.	607,115

	Software: 4.55%
140,000	ActivIdentity Corp.*	586,600
170,500	American Software, Inc. - Class A	1,239,535
53,100	CAM Commerce Solutions, Inc.	1,242,540
100,000	Captaris, Inc.*	463,000
16,000	Click Commerce, Inc.*	383,040
145,000	Compuware Corp.*	1,135,350
40,000	Electronics for Imaging, Inc.*	1,118,800
85,000	iPass, Inc.*	680,850
100,000	Keynote Systems, Inc.*	1,144,000
25,000	Microsoft Corp.	680,250
50,000	Napster, Inc.*	169,000
90,000	NetManage, Inc.*	540,000
40,000	Oracle Corp.*	547,600
150,000	Peerless Systems Corp.*	1,120,500
40,000	Programmer's Paradise, Inc.	532,400
155,000	Quovadx, Inc.*	494,450
70,000	RealNetworks, Inc.*	577,500
30,000	RSA Security, Inc.*	538,200
20,000	SafeNet, Inc.*	529,600
185,000	Selectica, Inc.*	543,900
55,000	SonicWALL, Inc.*	389,950
40,000	Symantec Corp.*	673,200
		15,330,265

	Steel: 0.92%
70,000	Ryerson Tull, Inc.	1,873,200
20,000	United States Steel Corp.	1,213,600
		3,086,800

	Tobacco: 0.95%
90,000	Alliance One International, Inc.	437,400
10,000	Altria Group, Inc.	708,600
13,500	Reynolds American, Inc.	1,424,250
15,000	UST, Inc.	624,000
		3,194,250

	Toys: 1.15%
25,000	Hasbro, Inc.	527,500
60,000	Mattel, Inc.	1,087,800
37,000	The Topps Co.	324,490
75,000	THQ, Inc.*	1,941,750
		3,881,540

	Transportation Equipment: 0.48%
23,000	Navistar International Corp.*	634,340
18,000	Trinity Industries, Inc.	979,020
		1,613,360

	Trucking: 0.46%
15,000	Arkansas Best Corp.	586,800
25,000	YRC Worldwide, Inc.*	951,500
		1,538,300

	Wireless Communications: 1.31%
70,000	Brightpoint, Inc.*	2,174,200
34,856	Sprint Nextel Corp.	900,679
40,000	Nokia Corp. ADR	828,800
130,000	Wireless Facilities, Inc.*	522,600
		4,426,279

	Total Common Stocks (Cost $224,001,751)	318,201,581

	WARRANTS: 0.01%

20,000	Air France ADR*
	Expiration 11/5/2007, Exercise Price $20.00
	(Acquired 5/5/2004, Cost $18,752)	42,800

	SHORT-TERM INVESTMENTS: 5.95%

	Money Market Funds: 5.95%
10,136,536	AIM STIT-STIC Prime Portfolio	10,136,536
9,893,264	Fidelity Institutional Money Market Portfolio	9,893,264
		20,029,800

	Total Short-Term Investments (Cost $20,029,800)	20,029,800

	Total Investments in Securities (Cost $244,050,303): 100.52%	338,274,181
	Liabilities in Excess of Assets: (0.52%)	(1,742,782)
	Net Assets: 100.00%	$336,531,399

* Non-income producing security.
# U.S. security of a foreign issuer.
^Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
See Note 4 in the Notes to Financial Statements.
ADR - American Depositary Receipt

The cost basis of investments for federal tax purposes at March 31, 2006 was as follows*:

Cost of investments	$244,157,611
Gross unrealized appreciation	$112,229,041
Gross unrealized depreciation	$(18,112,471)
Net unrealized appreciation	$94,116,570

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Al Frank Dividend Value Fund
Schedule of Investments at March 31, 2006 (Unaudited)

Shares	COMMON STOCKS: 94.98%	Value

	Advanced Industrial Equipment: 1.16%
1,800	Eaton Corp.	$131,346
3,667	Insteel Industries, Inc.	208,212
		339,558

	Aerospace & Defense: 1.60%
2,300	The Boeing Co.	179,239
5,500	Kaman Corp. - Class A	138,380
2,000	Lockheed Martin Corp.	150,260
		467,879

	Airlines: 0.65%
6,500	SkyWest, Inc.	190,255

	Aluminum: 1.69%
4,500	Alcoa, Inc.	137,520
2,900	BHP Billiton Limited ADR	115,565
8,667	Empire Resources, Inc.	239,209
		492,294

	Automobile Manufacturers: 1.18%
12,000	Ford Motor Co.	95,520
4,500	General Motors Corp.	95,715
1,400	Toyota Motor Corp. ADR	152,460
		343,695

	Automobile Parts & Equipment: 1.03%
9,000	ArvinMeritor, Inc.	134,190
5,500	Cooper Tire & Rubber Co.	78,870
4,500	Superior Industries International, Inc.	87,120
		300,180

	Banks: 3.15%
5,504	Bank of America Corp.	250,652
15,000	Capstead Mortgage Corp.	105,750
3,200	Citigroup, Inc.	151,136
3,000	Fifth Third Bancorp	118,080
3,700	JPMorgan Chase & Co.	154,068
4,000	National City Corp.	139,600
		919,286

	Brokerages: 2.42%
1,400	Lehman Brothers Holdings, Inc.	202,342
2,500	Merrill Lynch & Co., Inc.	196,900
2,000	Morgan Stanley	125,640
1,150	The Goldman Sachs Group, Inc.	180,504
		705,386

	Building Materials: 1.74%
3,500	Ameron International Corp.	256,305
3,000	Building Materials Holding Corp.	106,920
3,500	International Aluminum Corp.	143,815
		507,040

	Business Services: 2.19%
9,300	Ambassadors International, Inc.	168,888
13,000	IKON Office Solutions, Inc.	185,250
6,000	Sabre Holdings Corp.	141,180
25,000	Traffix, Inc.	144,000
		639,318

	Casinos & Casino Equipment: 0.60%
5,000	International Game Technology	176,100

	Chemicals, Commodity: 1.54%
2,700	E.I. Du Pont de Nemours and Co.	113,967
4,500	Lyondell Chemical Co.	89,550
6,000	Olin Corp.	128,820
2,700	The Dow Chemical Co.	109,620
404	Tronox Inc. - Class B*	6,850
		448,807

	Chemicals, Specialty: 0.37%
17,000	Wellman, Inc.	108,120

	Clothing/Fabrics: 1.79%
10,600	Delta Apparel, Inc.	187,938
4,000	Kellwood Co.	125,560
4,000	Kenneth Cole Productions, Inc.	110,800
7,000	Russell Corp.	96,600
		520,898

	Communications Technology: 2.36%
7,000	ADTRAN, Inc.	183,260
8,000	Motorola, Inc.	183,280
3,300	QUALCOMM, Inc.	167,013
52,000	Wireless Telecom Group, Inc.	153,400
		686,953

	Computers/Hardware: 1.59%
10,682	AU Optronics Corp. ADR	159,269
6,000	Hewlett Packard Co.	197,400
1,300	International Business Machines Corp.	107,211
		463,880

	Consumer Services: 0.35%
6,000	Time Warner Inc.	100,740

	Containers & Packaging: 0.44%
42,500	Rotonics Manufacturing, Inc.	129,625

	Data Storage/Disk Drives: 0.56%
6,200	Seagate Technology#	163,246

	Distillers & Brewers: 0.35%
2,400	Anheuser-Busch Companies, Inc.	102,648

	Electrical Components & Equipment: 2.04%
4,900	American Power Conversion Corp.	113,239
9,700	AVX Corp.	171,690
14,000	C&D Technologies, Inc.	129,360
13,000	Frequency Electronics, Inc.	182,000
		596,289
	Electronic Manufacturing Services: 0.45%
5,700	Nam Tai Electronics, Inc.#	130,587

	Financial Services, Diversified: 0.83%
2,300	Fannie Mae	118,220
647	Fidelity National Title Group, Inc. - Class A	14,732
5,000	H & R Block, Inc.	108,250
		241,202

	Fixed Line Communications: 1.02%
5,500	AT&T, Inc.	148,720
4,300	BellSouth Corp.	148,995
		297,715

	Food Manufacturers: 1.06%
6,000	Archer-Daniels-Midland Co.	201,900
6,000	Sara Lee Corp.	107,280
		309,180

	Footwear: 0.35%
1,200	Nike, Inc. - Class B	102,120

	Healthcare Providers: 0.86%
17,000	American Shared Hospital Services	114,750
3,000	HCA, Inc.	137,370
		252,120

	Heavy Machinery: 1.18%
2,600	Caterpillar, Inc.	186,706
2,000	Deere & Co.	158,100
		344,806

	Home Construction: 3.90%
2,500	Beazer Homes USA, Inc.	164,250
4,400	D.R. Horton, Inc.	146,168
1,900	KB Home	123,462
2,700	Lennar Corp. - Class A	163,026
1,950	M.D.C. Holdings, Inc.	125,405
7,000	Orleans Homebuilders, Inc.	141,820
1,900	Ryland Group, Inc.	131,860
4,200	Standard Pacific Corp.	141,204
		1,137,195

	Home Furnishings: 0.54%
3,200	National Presto Industries, Inc.	157,344

	House, Durable: 0.46%
5,300	Newell Rubbermaid, Inc.	133,507

	House, Non-Durable: 0.43%
2,200	Colgate-Palmolive Co.	125,620

	Industrial Diversified: 0.75%
1,500	3M Co.	113,535
3,000	General Electric Co.	104,340
		217,875

	Insurance, Full Line: 1.50%
1,800	Hartford Financial Services Group, Inc.	144,990
2,500	MBIA, Inc.	150,325
1,500	The Chubb Corp.	143,160
		438,475

	Insurance, Life: 0.46%
6,500	UnumProvident Corp.	133,120

	Insurance, Property & Casualty: 3.83%
3,900	American Financial Group, Inc.	162,279
6,000	Direct General Corp.	102,060
3,300	Endurance Specialty Holdings Ltd.#	107,415
3,700	Fidelity National Financial, Inc.	131,461
2,000	MGIC Investment Corp.	133,260
2,400	The Allstate Corp.	125,064
3,300	The St. Paul Travelers Companies, Inc.	137,907
3,750	W.R. Berkley Corp.	217,725
		1,117,171

	Medical Supplies: 1.18%
3,500	Baxter International, Inc.	135,835
4,000	McKesson Corp.	208,520
		344,355

	Oil, Equipment & Services: 0.57%
3,000	Tidewater Inc.	165,690

	Oil, Exploration & Production/Drilling: 1.14%
3,300	GlobalSantaFe Corp.#	200,475
3,000	Noble Energy, Inc.	131,760
		332,235

	Oil, Integrated Majors: 3.04%
1,700	Anadarko Petroleum Corp.	171,717
2,200	Chevron Corp.	127,534
2,800	ConocoPhillips	176,820
2,400	Exxon Mobil Corp.	146,064
3,472	Marathon Oil Corp.	264,462
		886,597

	Oil, Refiners: 1.11%
5,400	Valero Energy Corp.	322,812

	Oil, Secondary: 2.78%
2,400	Apache Corp.	157,224
2,000	Ashland, Inc.	142,160
3,100	Devon Energy Corp.	189,627
2,000	Kerr-McGee Corp.	190,960
2,600	Pogo Producing Co.	130,650
		810,621

	Oil, Transportation/Shipping: 2.93%
11,000	Dryships, Inc.#	116,380
2,500	Frontline LTD.#	83,725
3,200	Nordic American Tanker Shipping LTD.#	92,352
6,500	OMI Corp.#	117,130
2,000	Overseas Shipbuilding Group, Inc.	95,860
5,375	Ship Finance International LTD#	92,235
3,250	Teekay Shipping Corp.#	120,478
3,500	Tsakos Energy Navigation LTD.#	137,130
		855,290

	Paper Products: 0.42%
3,500	International Paper Co.	120,995

	Pharmaceuticals: 4.55%
2,800	Abbott Laboratories	118,916
5,050	Bristol-Myers Squibb Co.	124,281
2,500	Eli Lilly & Co.	138,250
2,300	GlaxoSmithKline plc ADR	120,313
1,900	Johnson & Johnson	112,518
3,900	Merck & Co. Inc.	137,397
7,500	Mylan Laboratories, Inc.	175,500
2,500	Novartis AG ADR	138,600
5,000	Pfizer, Inc.	124,600
2,800	Wyeth	135,856
		1,326,231

	Pollution Control/Waste Management: 0.56%
8,000	American Ecology Corp.	163,040

	Railroads: 2.60%
2,500	Burlington Northern Santa Fe Corp.	208,325
3,200	CSX Corp.	191,360
3,500	Norfolk Southern Corp.	189,245
1,800	Union Pacific Corp.	168,030
		756,960

	Real Estate Investment Trusts: 0.55%
3,500	New Century Financial Corp.	161,070

	Recreational Products: 2.62%
3,300	Brunswick Corp.	128,238
9,000	Callaway Golf Co.	154,800
4,000	Eastman Kodak Co.	113,760
2,100	Harley-Davidson, Inc.	108,948
8,000	Nautilus Group, Inc.	119,600
5,000	The Walt Disney Co.	139,450
		764,796

	Restaurants: 0.44%
3,700	McDonald's Corp.	127,132

	Retailers, Apparel: 2.21%
6,000	American Eagle Outfitters, Inc.	179,160
4,500	Deb Shops, Inc.	133,650
6,800	The Finish Line, Inc.	111,860
5,500	The Gap, Inc.	102,740
4,300	The Talbots, Inc.	115,541
		642,951

	Retailers, Broadline: 1.80%
4,100	Family Dollar Stores, Inc.	109,060
2,600	J. C. Penney Company, Inc.	157,066
4,000	Nordstrom, Inc.	156,720
2,170	Wal-Mart Stores, Inc.	102,511
		525,357

	Retailers, Specialty: 3.37%
3,750	Best Buy Co., Inc.	209,737
8,500	Circuit City Stores, Inc.	208,080
5,500	Claire's Stores, Inc.	199,705
3,900	OfficeMax, Inc.	117,663
3,500	The Home Depot, Inc.	148,050
6,500	The Pep Boys - Manny, Moe & Jack	98,215
		981,450

	Savings & Loans: 2.06%
3,800	Countrywide Financial Corp.	139,460
7,500	Doral Financial Corp.	86,625
1,600	Downey Financial Corp.	107,680
3,400	IndyMac Bancorp, Inc.	139,162
3,000	Washington Mutual, Inc.	127,860
		600,787

	Semiconductor, Capital Equipment: 2.06%
8,500	Applied Materials, Inc.	148,835
5,000	Cognex Corp.	148,200
7,500	Cohu, Inc.	159,150
3,000	KLA-Tencor Corp.	145,080
		601,265

	Semiconductor, Microprocessors: 2.48%
3,200	Analog Devices, Inc.	122,528
21,000	Dataram Corp.	124,950
5,600	Intel Corp.	108,360
7,100	National Semiconductor Corp.	197,664
5,200	Texas Instruments, Inc.	168,844
		722,346

	Semiconductor, Programmable Logic Devices: 0.79%
3,000	Maxim Integrated Products, Inc.	111,450
4,700	Xilinx, Inc.	119,662
		231,112

	Soft Drinks: 0.43%
3,000	The Coca-Cola Co.	125,610

	Software: 1.45%
23,000	American Software, Inc. - Class A	167,210
5,000	Microsoft Corp.	136,050
9,000	Programmer's Paradise, Inc.	119,790
		423,050

	Steel: 2.82%
2,000	Nucor Corp.	209,580
10,000	Ryerson, Inc.	267,600
5,000	The Timken Co.	161,350
3,000	United States Steel Corp.	182,040
		820,570

	Tobacco: 0.84%
1,675	Altria Group, Inc.	118,690
3,000	UST, Inc.	124,800
		243,490

	Toys: 0.50%
8,000	Mattel, Inc.	145,040

	Transportation Equipment: 1.78%
1,150	Cummins, Inc.	120,865
2,800	Ryder System, Inc.	125,384
5,000	Trinity Industries, Inc.	271,950
		518,199

	Trucking: 0.88%
3,500	Arkansas Best Corp.	136,920
5,600	J.B. Hunt Transport Services, Inc.	120,624
		257,544

	Wireless Communications: 0.60%
8,400	Nokia Corp. ADR	174,048

	Total Common Stocks (Cost $22,823,250)	27,690,877

	SHORT-TERM INVESTMENTS: 4.18%

	Money Market Funds: 4.18%
984,129	AIM STIT-STIC Prime Portfolio	984,129
234,691	Fidelity Institutional Money Market Portfolio	234,691
		1,218,820

	Total Short-Term Investments (Cost $1,218,820)	1,218,820

	Total Investments in Securities (Cost $24,042,070): 99.16%	28,909,697
	Other Assets in Excess of Liabilities: 0.84%	244,222
	Net Assets: 100.00%	$29,153,919

* Non-income producing security.
# U.S. security of a foreign issuer.
ADR - American Depositary Receipt

The cost basis of investments for federal tax purposes at March 31, 2006 was as follows*:

Cost of investments	$24,041,764
Gross unrealized appreciation	$5,881,833
Gross unrealized depreciation	$(1,013,900)
Net unrealized appreciation	$4,867,933

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/26/06

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   5/26/06

* Print the name and title of each signing officer under his or her signature.